UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4626

Tax-Free Trust or Oregon
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	9/30

				Date of reporting period:	9/30/04

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


ANNUAL
REPORT

SEPTEMBER 30, 2004

                                TAX-FREE TRUST OF
                                     OREGON

                          A TAX-FREE INCOME INVESTMENT

                           [LOGO OF TAX-FREE TRUST OF
                         OREGON: A SQUARE WITH TWO PINE
                         TREES IN FRONT OF A MOUNTAIN] (R)

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]            AQUILA(SM) GROUP OF FUNDS

[LOGO OF TAX-FREE TRUST OF
OREGON: A SQUARE WITH TWO PINE
TREES IN FRONT OF A MOUNTAIN] (R)

                 SERVING OREGON INVESTORS FOR MORE THAN 15 YEARS

                            TAX-FREE TRUST OF OREGON
                                  ANNUAL REPORT
                              MANAGEMENT DISCUSSION

      The total net assets of Tax-Free Trust of Oregon were at the level of $445,133,699 as of the end of the fiscal year on September 30, 2004. This compared with the level of $441,497,870 on September 30, 2003. Most of this modest growth in assets occurred through additional purchases of Trust shares by new investors, as well as existing shareholders adding to their accounts.

      The past twelve months ended September 30th turned out to be a rather interesting and unusual year in terms of price changes with debt securities, including municipal securities.

      During this period, the Federal Reserve Board (the "Fed") had been monitoring the economic and monetary characteristics of our country. After spending all of the year 2003 concerned with deflation or at least disinflation, the Fed changed its course in June, 2004 and began raising short-term interest rates. As you may recall, previously short-term interest rates had been at a level of only 1% - the lowest rate in the last 60 years - as a result of concerns over the sluggishness of the economy. However, economic activity began to pick up during the year 2004. Consequently, at each of the three subsequent meetings of the Fed since June, short-term interest rates were raised by 1/4 of 1% to the level of 1.75% as of September 30, 2004.

      The spring of 2004 turned out to be very volatile for the bond market. Prior to the Fed's initial increase in short-term rates, the street generally began to believe that inflation would begin to rise and that the Federal Open Market Committee (the "FOMC") would need to raise rates faster than they had in the past. Those inclined to worry about inflation pointed to broad based global growth, a multiyear rise in commodity prices, a weaker dollar, and job growth as signs the FOMC was behind the ball and needed to curb inflationary pressure. Once the Fed began its hikes in short-term interest rates, an interesting phenomenon began to occur. Interest rates for bonds longer than two years actually decreased in the marketplace. This phenomenon is called a "Flattening of the Yield Curve" which usually occurs when the general economic perception is that inflation is under control and the Fed is doing its job by increasing short-term rates in order to stave off inflation. As you know, one of the key jobs of the Fed is to maintain price stability for our country.

      If one looks at interest rates as of September 30, 2003 and compares them to September 30, 2004, you would find that the U.S. Treasury securities market shows a much more dramatic rise in interest rates for bonds with a 10-year and shorter maturities. And, 30-year U.S. Treasuries were virtually the same in price.

      This type of price action is even more pronounced in the municipal bond market. According to Municipal Market Data (MMD), yields for generic AAA rated municipal general obligation debt rose for bonds with maturities less than 10 years over the same 1-year period. However, yields for debt securities after 10 years were either the same or slightly less. This produced an interesting result for the share value of the Trust. In general, bonds held by the Trust which had maturities of less than 10 years saw their prices decrease since September 30, 2003, while bonds with maturities longer than 10 years saw their prices increase.

      Consequently, the net asset value of the Class A shares of Tax-Free Trust of Oregon ended up being only slightly lower on September 30, 2004, at a level of $11.01, as compared with $11.04 on September 30, 2003.

      During this past fiscal year, there were a variety of discussions among legislators concerning the possibility of tax reform within the State and possible local taxation of property. In the final analysis, nothing came of all the various discussions. Both political parties blamed one another for lack of cooperation. We will continue to monitor whatever develops in this area over the future.

      The Trust will continue to seek to avoid undue volatility of share price through the purchase of high-quality intermediate maturity securities. As of September 30, 2004, Tax-Free Trust of Oregon's portfolio had 96.75% of its securities rated in the two highest categories possible - Aaa and Aa. As always, we continue to evaluate credit concerns and seek to reduce, if not eliminate, those credits from the portfolio that are of concern.

      In general, we continue to seek a satisfactory double tax-free yield as well as high stability for the principal of our shareholders' investments.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Trust of Oregon for the 10-year period ended September 30, 2004 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

                             Trust's Class A Shares

                    Lehman Brothers
                  Quality Intermediate
                  Municipal Bond Index    With Sales Charge        Trust's Class A Shares   Cost of Living Index
9/94                    $ 9,943               $ 9,440                     $ 9,836                 $10,296
9/95                    $10,942               $10,251                     $10,682                 $10,558
9/96                    $11,424               $10,808                     $11,262                 $10,875
9/97                    $12,296               $11,598                     $12,086                 $11,110
9/98                    $13,195               $12,348                     $12,867                 $11,275
9/99                    $13,334               $12,317                     $12,835                 $11,571
9/00                    $14,045               $12,969                     $13,514                 $11,971
9/01                    $15,382               $14,145                     $14,739                 $12,288
9/02                    $16,653               $15,331                     $15,975                 $12,474
9/03                    $17,351               $15,933                     $16,602                 $12,764
9/04                    $17,982               $16,862                     $17,573                 $12,711

                                                                       AVERAGE ANNUAL TOTAL RETURN
                                                                    FOR PERIODS ENDED SEPTEMBER 30, 2004
                                                              -------------------------------------------------
                                                                                                        SINCE
                                                              1 YEAR       5 YEARS      10 YEARS      INCEPTION
                                                              ------       -------      --------      ---------
Class A (6/16/86)
    With Sales Charge....................................     (0.19)%       5.24%         5.36%         6.21%
    Without Sales Charge.................................      3.97%        6.11%         5.80%         6.44%

Class C (4/5/96)
    With CDSC............................................      2.06%        5.19%          n/a          4.74%
    Without CDSC.........................................      3.09%        5.19%          n/a          4.74%

Class Y (4/5/96)
    No Sales Charge......................................      4.13%        6.24%          n/a          5.79%

Lehman Index.............................................      3.04%        6.04%         6.04%         6.38%* (Class A)
                                                               3.04%        6.04%          n/a          5.68% (Class C&Y)

* From commencement of the index on 1/1/87.

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class's income may be subject to federal and state income taxes. Past performance is not predictive of future investment results.

--------------------------------------------------------------------------------

[LOGO OF KPMG LLP: FOUR SOLID
RECTANGLES WITH THE LETTERS KPMG
IN FRONT OF THEM]

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Tax-Free Trust of Oregon:

      We have audited the accompanying statement of assets and liabilities of Tax-Free Trust of Oregon, including the schedule of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Trust of Oregon as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                                    /s/ KPMG LLP

New York, New York
November 17, 2004

--------------------------------------------------------------------------------

                            TAX-FREE TRUST OF OREGON
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004

                                                                              RATING
    FACE                                                                      MOODY'S/
   AMOUNT      STATE OF OREGON GENERAL OBLIGATION BONDS 57.4%                   S&P         VALUE
------------   -------------------------------------------------------------  --------    ----------
                Bend, Oregon Transportation Highway System
                   (MBIA Corporation Insured)
$  1,135,000          5.300%, 9/1/2017 .....................................   Aaa/NR     $1,236,787
                Benton and Linn Counties Oregon School District #509J
                   (Financial Security Assurance Insured)
   4,670,000          5.000%, 06/01/2021 ...................................   Aaa/NR      4,962,902
                Chemeketa, Oregon Community College District
                   (Financial Guaranty Insurance Corporation Insured)
   1,385,000          5.500%, 06/01/2014 ...................................  Aaa/AAA      1,613,941
                Clackamas County, Oregon School District #007J
                   (Lake Oswego)
   1,340,000          5.375%, 06/01/2013 ...................................   Aa2/NR      1,500,626
                Clackamas County, Oregon School District #62
                   (Oregon City) (Financial Security Assurance Insured)
   5,270,000          5.000%, 06/15/2016 ...................................  Aaa/AAA      5,819,029
                Clackamas County, Oregon School District #62
                   (Oregon City) (State School Bond Guaranty Program)
   1,330,000          5.375%, 06/15/2017 ...................................  Aa3/AA-      1,500,839
   2,055,000          5.500%, 06/15/2020 ...................................  Aa3/AA-      2,332,363
                Clackamas County, Oregon School District #86
                   (Canby) (State School Bond Guaranty Program)
   3,535,000          5.250%, 06/15/2020 ...................................  Aa3/AA-      3,966,058
                Clackamas County, Oregon School District #108
                (Estacada) (Financial Security Assurance Insured)
   1,295,000          5.375%, 06/15/2017 ...................................  Aaa/AAA      1,430,586
   2,000,000          5.000%, 06/15/2025 ...................................  Aaa/AAA      2,067,640
                Clackamas County, Oregon Tax Allocation
   1,000,000          6.500%, 05/01/2020 ...................................   NR/NR*      1,000,820
                Clackamas, Oregon Community College District
                   (Financial Guaranty Insurance Corporation Insured)
   3,955,000          5.250%, 06/15/2017 ...................................  Aaa/AAA      4,327,640
   4,310,000          5.250%, 06/15/2018 ...................................  Aaa/AAA      4,678,763

                Clackamas and Washington Counties, Oregon School
                   District #3J (Financial Guaranty Insurance
                   Corporation Insured)
$  2,285,000          5.250%, 06/15/2015 ...................................  Aaa/AAA     $2,589,111
   1,620,000          5.000%, 06/01/2017 ...................................  Aaa/AAA      1,695,703
                Clatsop County, Oregon School District #1 (Astoria)
                   (State School Bond Guaranty Program)
   1,895,000          5.500%, 06/15/2019 ...................................   NR/AA-      2,150,768
                Columbia County, Oregon School District #502
                   (Financial Guaranty Insurance Corporation Insured)
   2,070,000          zero coupon, 06/01/2015 ..............................  Aaa/AAA      1,340,449
                Deschutes County, Oregon (Financial Security
                   Assurance Insured)
   2,000,000          5.000%, 12/01/2014 ...................................   Aaa/NR      2,212,660
   1,615,000          5.000%, 12/01/2015 ...................................   Aaa/NR      1,772,301
   2,260,000          5.000%, 12/01/2016 ...................................   Aaa/NR      2,471,762
                Deschutes County, Oregon Administrative School
                   District #1 (Bend-LaPine)
   1,500,000          5.000%, 12/01/2017 ...................................   A1/NR       1,599,240
                Deschutes County, Oregon Administrative School
                   District #1 (Bend-LaPine) (Financial Security
                   Assurance Insured)
   1,145,000          5.500%, 06/15/2014 ...................................   Aaa/NR      1,287,816
   1,300,000          5.500%, 06/15/2016 ...................................   Aaa/NR      1,451,437
   1,355,000          5.500%, 06/15/2018 ...................................   Aaa/NR      1,506,868
   3,000,000          5.125%, 06/15/2021 ...................................   Aaa/NR      3,172,860
                Deschutes and Jefferson Counties Oregon  School
                   District #02J (Redmond) (Financial Guaranty
                   Insurance Corporation Insured)
   1,000,000          5.000%, 06/15/2021 ...................................   Aaa/NR      1,064,750
   2,330,000          zero coupon, 06/15/2022 ..............................   Aaa/NR        999,663
                Douglas County, Oregon School District #4
                   (Roseburg) (State School Bond Guaranty Program)
   1,075,000          5.125%, 12/15/2017 ...................................   Aa3/NR      1,164,569

                Douglas County, Oregon School District #116
                   (Winston-Dillard) (State School Bond Guaranty Program)
$  1,020,000          5.625%, 06/15/2020 ...................................   NR/AA-     $1,125,437
                Eugene, Oregon  (Parks and Open Space)
   1,465,000          5.250%, 02/01/2018 ...................................   Aa2/NR      1,580,354
   1,555,000          5.250%, 02/01/2019 ...................................   Aa2/NR      1,674,191
                Gresham, Oregon (Financial Security Assurance Insured)
   1,155,000          5.375%, 06/01/2018 ...................................   Aaa/NR      1,279,648
                Jackson County, Oregon School District #4
                   (Phoenix-Talent) (Financial Security Assurance Insured)
   1,490,000          5.500%, 06/15/2013 ...................................  Aaa/AAA      1,683,462
   1,395,000          5.500%, 06/15/2018 ...................................  Aaa/AAA      1,551,352
                Jackson County, Oregon School District #9 (Eagle Point)
                   (State School Bond Guaranty Program)
   1,120,000          5.625%, 06/15/2017 ...................................   Aa3/NR      1,257,334
   1,880,000          5.000%, 06/15/2021 ...................................   Aa3/NR      1,972,458
                Jackson County, Oregon School District #549 (Medford)
                   (State School Bond Guaranty Program)
   1,750,000          5.000%, 06/15/2012 ...................................   Aa3/NR      1,946,473
                Jackson County, Oregon School District #549C
                   (Financial Security Assurance Insured)
   1,000,000          5.300%, 06/01/2008 ...................................  Aaa/AAA      1,024,540
                Jefferson County, Oregon School District #509J
                   (Financial Guaranty Insurance Corporation Insured)
   1,215,000          5.250%, 06/15/2014 ...................................  Aaa/AAA      1,362,501
   1,025,000          5.250%, 06/15/2017 ...................................  Aaa/AAA      1,134,101
                Josephine County, Oregon School District #7 (Grants Pass)
                   (Financial Guaranty Insurance Corporation Insured)
   2,700,000          5.700%, 06/01/2013 ...................................  Aaa/AAA      2,959,983
                Josephine County, Oregon School District #7
                   (Grants Pass) (Financial Security Assurance Insured)
   1,000,000          5.250%, 06/15/2013 ...................................  Aaa/AAA      1,140,620

                Josephine County, Oregon Three Rivers School District
                   (Financial Security Assurance Insured)
$  1,780,000          5.250%, 06/15/2018 ...................................   Aaa/NR     $1,932,297
   1,130,000          5.000%, 06/15/2019 ...................................   Aaa/NR      1,197,766
                Lane and Douglas Counties, Oregon School District #45J
                   (South Lane) (State School Bond Guaranty Program)
   1,525,000          6.000%, 06/15/2018 ...................................   NR/AA-      1,766,224
                Lane and Douglas Counties, Oregon School District #97J
                   (Siuslaw) (State School Bond Guaranty Program)
   1,000,000          5.400%, 06/15/2019 ...................................   Aa3/NR      1,083,300
                Lane County, Oregon (Financial Security
                   Assurance Insured)
   2,870,000          5.000%, 06/01/2015 ...................................   Aaa/NR      3,164,175
                Lane County, Oregon School District #40 (Creswell)
                   (State School Bond Guaranty Program)
   1,430,000          5.375%, 06/15/2020 ...................................   NR/AA-      1,613,683
                Lane County, Oregon School District #52J (Financial
                   Guaranty Insurance Corporation Insured)
     750,000          6.400%, 12/01/2009 ...................................  Aaa/AAA        820,928
                Lincoln County, Oregon School District (Financial
                   Guaranty Insurance Corporation Insured)
   1,245,000          5.250%, 06/15/2012 ...................................  Aaa/AAA      1,373,061
                Linn-Benton, Oregon Community College District
                   (Financial Guaranty Insurance Corporation Insured)
   1,160,000          zero coupon, 06/15/2011 ..............................  Aaa/AAA        914,718
                Linn County, Oregon School District #7 (Harrisburg)
                   (State School Bond Guaranty Program)
   1,660,000          5.500%, 06/15/2019 ...................................   NR/AA-      1,829,967
                Linn County, Oregon School District #9 (Lebanon)
                   (Financial Guaranty Insurance Corporation Insured)
   3,000,000          5.600%, 06/15/2030 ...................................  Aaa/AAA      3,235,080
                Linn County, Oregon School District #9 (Lebanon)
                   (MBIA Corporation Insured)
   2,500,000          5.000%, 06/15/2030 ...................................  Aaa/AAA      2,556,900

                Malheur County, Oregon Jail Bonds
                   (MBIA Corporation Insured)
$  1,345,000          6.300%, 12/01/2012 ...................................  Aaa/AAA     $1,413,070
                Metro, Oregon
   3,240,000          5.000%, 01/01/2013 ...................................  Aa1/AA+      3,489,901
   3,000,000          5.250%, 09/01/2014 ...................................  Aa1/AA+      3,352,320
                Multnomah and Clackamas Counties, Oregon School
                   District #10 (Gresham-Barlow) (Financial Security
                   Assurance Insured)
   1,140,000          5.000%, 06/15/2016 ...................................  Aaa/AAA      1,248,380
   1,205,000          5.000%, 06/15/2017 ...................................  Aaa/AAA      1,306,497
   1,500,000          5.500%, 06/15/2018 ...................................  Aaa/AAA      1,668,120
   2,650,000          5.000%, 06/15/2021 ...................................  Aaa/AAA      2,791,404
                Multnomah County, Oregon School District #7
                   (Reynolds) (State School Bond Guaranty Program)
     500,000          5.625%, 06/15/2017 ...................................  Aa3/AA-        561,310
   2,375,000          5.125%, 06/15/2019 ...................................  Aa3/AA-      2,553,529
                Multnomah County, Oregon School District #40
                   (David Douglas) (Financial Security Assurance Insured)
   2,055,000          5.000%, 12/01/2015 ...................................  Aaa/AAA      2,205,447
                Northern Oregon Correctional (AMBAC Indemnity
                   Corporation Insured)
   1,195,000          5.400%, 09/15/2016 ...................................  Aaa/AAA      1,294,185
                Oak Lodge, Oregon Water District (AMBAC
                   Indemnity Corporation Insured)
     215,000          7.300%, 12/01/2005 ...................................  Aaa/AAA        216,825
     215,000          7.300%, 12/01/2006 ...................................  Aaa/AAA        216,911
     215,000          7.400%, 12/01/2007 ...................................  Aaa/AAA        216,946
                Oregon  Coast Community College District
                   (MBIA Corporation Insured)
   1,590,000          5.250%, 06/15/2017 ...................................   Aaa/NR      1,772,675
   1,475,000          5.250%, 06/15/2020 ...................................   Aaa/NR      1,614,417
                State of Oregon
   1,975,000          5.250%, 10/15/2013 ...................................  Aa3/AA-      2,228,313
   2,115,000          5.250%, 10/15/2014 ...................................  Aa3/AA-      2,379,946

                State of Oregon Board of Higher Education
$    820,000          zero coupon, 08/01/2016 ..............................  Aa3/AA-    $   502,234
     500,000          zero coupon, 08/01/2018 ..............................  Aa3/AA-        271,760
     540,000          zero coupon, 08/01/2019 ..............................  Aa3/AA-        277,193
   2,560,000          5.500%, 08/01/2021 ...................................  Aa3/AA-      2,803,302
   3,000,000          5.000%, 08/01/2022 ...................................  Aa3/AA-      3,134,220
   1,655,000          5.600%, 08/01/2023 ...................................  Aa3/AA-      1,830,397
   1,500,000          5.600%, 08/01/2023 ...................................  Aa3/AA-      1,658,970
   6,300,000          6.000%, 08/01/2026 ...................................  Aa3/AA-      6,894,027
                State of Oregon Elderly and Disabled Housing
      40,000          6.250%, 08/01/2013 ...................................  Aa3/AA-         40,144
                State of Oregon Veterans' Welfare
     700,000          9.200%, 10/01/2008 ...................................   Aa3/NR        875,791
     820,000          5.200%, 10/01/2018 ...................................   Aa3/AA        846,970
                Portland, Oregon
   2,790,000          5.750%, 06/01/2013 ...................................   Aaa/NR      2,866,641
   1,000,000          4.600%, 06/01/2014 ...................................   Aaa/NR      1,057,010
   2,000,000          5.600%, 06/01/2015 ...................................   Aa2/NR      2,125,400
      95,000          5.250%, 06/01/2015 ...................................   Aa2/NR         97,029
   2,975,000          zero coupon, 06/01/2015 ..............................   Aa2/NR      1,922,445
   1,120,000          5.125%, 06/01/2018 ...................................   Aaa/NR      1,218,582
   0,480,000          4.350%, 06/01/2023 ...................................   Aa2/NR     10,439,652
                Portland, Oregon Community College District
   3,015,000          5.125%, 06/01/2013 ...................................   Aa2/AA      3,329,887
   3,115,000          5.125%, 06/01/2016 ...................................   Aa2/AA      3,389,930
   2,350,000          5.000%, 06/01/2021 ...................................   Aa2/AA      2,465,009
                Portland, Oregon Community College District
                   (Financial Guaranty Insurance Corporation Insured)
   1,395,000          5.000%, 06/01/2017 ...................................  Aaa/AAA      1,488,326
                Salem-Keizer Oregon School District #24J
                   (Financial Security Assurance Insured)
   1,000,000          4.875%, 06/01/2014 ...................................  Aaa/AAA      1,064,780
   3,000,000          5.000%, 06/15/2016 ...................................  Aaa/AAA      3,312,540

                Southwestern Oregon Community College District
                   (MBIA Corporation Insured)
$  1,120,000          6.000%, 06/01/2025 ...................................    Aaa/AAA     $  1,299,222
                Tillamook County, Oregon School District #9
                   (Financial Security Assurance Insured)
   3,000,000          5.250%, 06/15/2022 ...................................    Aaa/AAA        3,244,020
                Tualatin Hills Park and Recreation District, Oregon
                   (MBIA Corporation Insured)
   2,470,000          5.750%, 03/01/2012 ...................................    Aaa/AAA        2,513,571
   2,000,000          5.750%, 03/01/2015 ...................................    Aaa/AAA        2,034,860
                Umatilla County, Oregon  (Financial Guaranty
                   Insurance Corporation Insured)
   2,000,000          5.600%, 10/01/2015 ...................................    Aaa/AAA        2,147,820
                Umatilla County, Oregon School District #8R
                   (Hermiston) (AMBAC Indemnity Corporation Insured)
     700,000          6.100%, 12/01/2012 ...................................    Aaa/AAA          705,355
                Umatilla County, Oregon School District  #16R (Pendleton)
                   (Financial Guaranty Insurance Corporation Insured)
   1,550,000          5.500%, 07/01/2012 ...................................     Aaa/NR        1,789,150
                Wasco County, Oregon School District #12
                   (The Dalles) (Financial Security Assurance Insured)
   1,135,000          6.000%, 06/15/2015 ...................................    Aaa/AAA        1,317,769
   1,400,000          5.500%, 06/15/2017 ...................................    Aaa/AAA        1,637,846
   1,790,000          5.500%, 06/15/2020 ...................................    Aaa/AAA        2,102,910
                Washington County, Oregon
   1,000,000          5.000%, 06/01/2017 ...................................     Aa2/NR        1,067,510
                Washington County, Oregon School District #15
                   (Forest Grove) (Financial Security Assurance Insured)
   2,285,000          5.375%, 06/15/2014 ...................................     Aaa/NR        2,554,493
   1,760,000          5.375%, 06/15/2016 ...................................     Aaa/NR        1,954,216
   2,000,000          5.000%, 06/15/2021 ...................................     Aaa/NR        2,100,740
                Washington County, Oregon School District #48J
                   (Beaverton)
   1,175,000          5.500%, 06/01/2006 ...................................    Aa2/AA-        1,181,603
   1,130,000          5.600%, 06/01/2007 ...................................    Aa2/AA-        1,136,814

                Washington County, Oregon School District #48J
                   (Beaverton) (continued)
$  1,000,000          6.150%, 06/01/2008 ...................................    Aa2/AA-     $  1,006,880
   1,415,000          5.700%, 06/01/2008 ...................................    Aa2/AA-        1,423,759
   1,440,000          6.000%, 06/01/2011 ...................................    Aa2/AA-        1,449,576
   2,000,000          5.125%, 01/01/2015 ...................................    Aa2/AA-        2,158,520
   1,620,000          5.125%, 01/01/2016 ...................................    Aa2/AA-        1,750,280
                Washington County, Oregon School District #48J
                   (Beaverton) (Financial Guaranty Insurance
                   Corporation Insured)
   2,800,000          5.375%, 06/01/2019 ...................................    Aaa/AAA        3,021,116
                Washington and Clackamas Counties, Oregon School
                   District #23 (Tigard) (MBIA Corporation Insured)
   4,700,000          5.375%, 06/15/2014 ...................................     Aaa/NR        5,326,980
   2,500,000          5.375%, 06/15/2020 ...................................     Aaa/NR        2,758,675
                Washington and Clackamas Counties, Oregon
                   School District #23J (Tigard)
   1,000,000          5.650%, 06/01/2015 ...................................     Aa3/NR        1,063,510
                Washington, Clackamas, and Yamhill County, Oregon
                   School District #88JT (Sherwood)
                   (Financial Security Assurance Insured)
   2,315,000          6.100%, 06/01/2012 ...................................    Aaa/AAA        2,383,848
     585,000          6.100%, 06/01/2012 ...................................    Aaa/AAA          602,398
   2,055,000          5.125%, 06/15/2012 ...................................     Aaa/NR        2,256,041
                Washington, Multnomah and Yamhill County,
                   Oregon School District #1J (Hillsboro)
   1,295,000          5.250%, 06/01/2013 ...................................     Aa3/NR        1,425,407
                Washington and Yamhill, Oregon County
                   School District #58J (Farmington View)
                   (AMBAC Indemnity Corporation Insured)
      70,000          6.600%, 11/01/2004 ...................................    Aaa/AAA           70,250
      80,000          6.600%, 11/01/2005 ...................................    Aaa/AAA           80,287
      90,000          6.600%, 11/01/2006 ...................................    Aaa/AAA           90,329

                Yamhill County, Oregon  School District #29J
                   (Newberg) (Financial Security Assurance Insured)
$  2,000,000          5.350%, 06/01/2006 ...................................    Aaa/AAA     $  2,011,460
                Yamhill County, Oregon School District #29J (Newberg)
                   (MBIA Corporation Insured)
   2,850,000          5.250%, 06/15/2017 ...................................     Aaa/NR        3,153,354
   3,765,000          5.250%, 06/15/2020 ...................................     Aaa/NR        4,110,288
                                                                                            ------------
                Total General Obligation Bonds .............................                 255,471,796
                                                                                            ------------
                STATE OF OREGON REVENUE BONDS - 39.4%

                AIRPORT REVENUE BONDS - 0.7%
                Port of Portland, Oregon Airport (AMBAC Indemnity
                   Corporation Insured)
   3,000,000          5.500%, 07/01/2024 ...................................    Aaa/AAA        3,219,870
                                                                                            ------------

                CERTIFICATES OF PARTICIPATION REVENUE BONDS - 4.9%
                Oregon State Department of Administration Services
                   (AMBAC Indemnity Corporation Insured)
     500,000          5.375%, 05/01/2014 ...................................    Aaa/AAA          562,030
     950,000          5.000%, 11/01/2019 ...................................    Aaa/AAA          996,275
   1,120,000          5.000%, 05/01/2021 ...................................    Aaa/AAA        1,182,776
   1,500,000          5.800%, 05/01/2024 ...................................    Aaa/AAA        1,658,040
   4,095,000          6.000%, 05/01/2026 ...................................    Aaa/AAA        4,776,326
                Oregon State Department of Administrative Services
                   (Financial Security Assurance Insured)
   1,300,000          5.500%, 11/01/2012 ...................................    Aaa/AAA        1,503,190
   1,135,000          5.000%, 05/01/2015 ...................................    Aaa/AAA        1,250,395
                Oregon State Department of Administration Services
                   (MBIA Corporation Insured)
   2,000,000          5.250%, 05/01/2011 ...................................    Aaa/AAA        2,260,200
   1,530,000          5.375%, 11/01/2016 ...................................    Aaa/AAA        1,605,001
   4,250,000          5.500%, 11/01/2020 ...................................    Aaa/AAA        4,463,945
                Washington County, Oregon Educational Services
     645,000          5.625%, 06/01/2016 ...................................     A1/NR           656,604

                Washington County, Oregon Educational Services
                   (MBIA Corporation Insured)
$    830,000          5.750%, 06/01/2025 ...................................    Aaa/AAA     $    851,248
                                                                                            ------------
                Total Certificates of Participation Revenue Bonds ..........                  21,766,030
                                                                                            ------------

                HOSPITAL REVENUE BONDS - 8.1%
                Clackamas County, Oregon Hospital Facilities Authority
                   (Legacy Health System)
   2,000,000          5.250%, 02/15/2017 ...................................     Aa3/AA        2,121,300
   2,980,000          5.250%, 02/15/2018 ...................................     Aa3/AA        3,132,427
                Clackamas County, Oregon Hospital Facilities Authority
                   (Legacy Health System) (MBIA Corporation Insured)
   2,650,000          4.750%, 02/15/2011 ...................................    Aaa/AAA        2,856,170
                Clackamas County, Oregon Hospital Facilities
                   Authority (Legacy Health System)
   4,000,000          5.250%, 05/01/2021 ...................................     Aa3/AA        4,169,720
                Clackamas County, Oregon Hospital Facilities
                   Authority (Mary's Woods)
   3,480,000          6.625%, 05/15/2029 ...................................     NR/NR*        3,623,898
                Deschutes County, Oregon Hospital Facilities
                   Authority (Cascade Health)
   2,000,000          5.600%, 01/01/2027 ...................................     A1/NR         2,086,760
   3,000,000          5.600%, 01/01/2032 ...................................     A1/NR         3,126,450
                Douglas County, Oregon Hospital Facilities Authority
                   (Catholic Health)  (MBIA Corporation Insured)
     535,000          5.600%, 11/15/2005 ...................................    Aaa/AAA          547,958
                Medford, Oregon Hospital Authority (Asante Health
                   Systems) (MBIA Corporation Insured)
   1,050,000          5.000%, 08/15/2018 ...................................    Aaa/AAA        1,096,389
                Multnomah County Oregon Hospital Facility
                   Authority (Providence Health System)
   2,390,000          5.250%, 10/01/2022 ...................................     Aa3/AA        2,517,196

                State of Oregon Health Housing Educational and
                   Cultural Facilities Authority (Peacehealth)
                   (AMBAC Indemnity Corporation Insured)
$  2,300,000          5.250%, 11/15/2017 ...................................    Aaa/AAA     $  2,516,085
   1,850,000          5.000%, 11/15/2026 ...................................    Aaa/AAA        1,900,801
   1,430,000          5.000%, 11/15/2032 ...................................    Aaa/AAA        1,451,836
                Western Lane County, Oregon Hospital Facilities
                   Authority (Sisters of St. Joseph Hospital)
                   (MBIA Corporation Insured)
   1,000,000          5.625%, 08/01/2007 ...................................    Aaa/AAA        1,024,780
   3,885,000          5.750%, 08/01/2019 ...................................    Aaa/AAA        3,981,698
                                                                                            ------------
                Total Hospital Revenue Bonds ...............................                  36,153,468
                                                                                            ------------

                HOUSING, EDUCATIONAL, AND CULTURAL REVENUE BONDS - 5.0%
                Clackamas Community College District, Oregon
                   (MBIA Corporation Insured)
   1,865,000          5.700%, 06/01/2016 ...................................    Aaa/AAA        1,984,957
                Multnomah County, Oregon Educational Facility
                   (University of Portland)
   1,000,000          6.000%, 04/01/2020 ...................................    NR/BBB+        1,079,790
                Oregon Health Sciences University, Oregon
                   (MBIA Corporation Insured)
   4,500,000          5.250%, 07/01/2015 ...................................    Aaa/AAA        4,829,850
  11,550,000          zero coupon, 07/01/2021 ..............................    Aaa/AAA        5,263,912
   3,000,000          5.250%, 07/01/2022 ...................................    Aaa/AAA        3,236,790
                State of Oregon Housing and Community Services
      65,000          5.900%, 07/01/2012 ...................................     Aa2/NR           67,637
     305,000          6.700%, 07/01/2013 ...................................     Aa2/NR          305,314
     670,000          6.000%, 07/01/2020 ...................................     Aa2/NR          705,209
   1,510,000          5.400%, 07/01/2027 ...................................     Aa2/NR        1,553,639
                State of Oregon Housing and Community Services
                   (MBIA Corporation Insured)
   1,500,000          5.450%, 07/01/2024 ...................................    Aaa/AAA        1,507,530

                State of Oregon Housing, Educational and Cultural
                   Facilities Authority (George Fox University)
                   (LOC: Bank of America)
$  1,000,000          5.700%, 03/01/2017 ...................................     NR/AA-     $  1,050,860
                State of Oregon Housing Finance Authority
     870,000          6.800%, 07/01/2013 ...................................     Aa2/A+          871,053
                                                                                            ------------
                Total Housing, Educational, and Cultural
                    Revenue Bonds ..........................................                  22,456,541
                                                                                            ------------
                TRANSPORTATION REVENUE BONDS - 4.7%
                Oregon St. Department Transportation Highway Usertax
   1,000,000          5.500%, 11/15/2014 ...................................    Aa1/AA+        1,156,940
   2,000,000          5.500%, 11/15/2016 ...................................    Aa1/AA+        2,313,880
   3,025,000          5.500%, 11/15/2018 ...................................    Aa1/AA+        3,499,743
   2,555,000          5.375%, 11/15/2018 ...................................    Aa1/AA+        2,813,464
   4,545,000          5.125%, 11/15/2026 ...................................    Aa1/AA+        4,748,616
                Tri-County Metropolitan Transportation District, Oregon
   1,440,000          5.750%, 08/01/2016 ...................................    Aa3/AA+        1,632,758
   1,775,000          5.000%, 09/01/2016 ...................................    Aa3/AA+        1,929,638
                Tri-County Metropolitan Transportation District, Oregon
                   (LOC: Morgan Guaranty Trust)
   2,500,000          5.400%, 06/01/2019 ...................................     NR/AA-        2,613,725
                                                                                            ------------
                Total Transportation Revenue Bonds .........................                  20,708,764
                                                                                            ------------

                URBAN RENEWAL REVENUE BONDS - 2.5%
                Portland, Oregon Airport Way Renewal and Redevelopment
                   (AMBAC Indemnity Corporation Insured)
   1,640,000          6.000%, 06/15/2014 ...................................     Aaa/NR        1,879,850
   1,765,000          5.750%, 06/15/2020 ...................................     Aaa/NR        1,992,561
                Portland, Oregon River District Urban Renewal
                   and Redevelopment (AMBAC Indemnity
                   Corporation Insured)
   1,420,000          5.000%, 06/15/2016 ...................................     Aaa/NR        1,554,999
   1,915,000          5.000%, 06/15/2020 ...................................     Aaa/NR        2,045,641

                Portland, Oregon Urban Renewal Tax Allocation
                   (AMBAC Indemnity Corporation Insured)
                   (Convention Center)
$  1,150,000          5.750%, 06/15/2018 ...................................     Aaa/NR     $  1,303,376
   2,000,000          5.450%, 06/15/2019 ...................................     Aaa/NR        2,216,080
                                                                                            ------------
                Total Urban Renewal Revenue Bonds ..........................                  10,992,507
                                                                                            ------------
                UTILITY REVENUE BONDS - 1.6%
                Emerald Peoples Utility District, Oregon (Financial
                   Security Assurance Insured)
                      5.250%, 11/01/2022 ...................................     Aaa/NR        1,579,504
   1,455,000    Eugene, Oregon Electric Utility (Financial Security
                   Assurance Insured)
                      5.250%, 08/01/2014 ...................................    Aaa/AAA        1,179,133
   1,060,000          5.000%, 08/01/2018 ...................................    Aaa/AAA        1,695,664
   1,600,000    Eugene, Oregon Trojan Nuclear Project
                      5.900%, 09/01/2009 ...................................    Aaa/AA-        1,451,990
   1,425,000    Northern Wasco County, Oregon Public Utility
                   Development (Financial Guaranty
                   Insurance Corporation Insured)
                      5.625%, 12/01/2022 ...................................    Aaa/AAA        1,051,540
   1,000,000                                                                                ------------
                Total Utility Revenue Bonds ................................                   6,957,831
                                                                                            ------------

                 WATER AND SEWER REVENUE BONDS - 10.3%
                 Bend, Oregon Sewer Revenue (AMBAC
                    Indemnity Corporation Insured)
   1,130,000           5.150%, 10/01/2014 ...................................     Aaa/NR        1,244,695
                 Klamath Falls, Oregon Water (Financial
                    Security Assurance Insured)
   1,575,000           5.500%, 07/01/2016 ...................................    Aaa/AAA        1,841,238
                 Klamath, Oregon Wastewater (AMBAC Indemnity
                    Corporation Insured)
   1,545,000           5.650%, 06/01/2020 ...................................    Aaa/AAA        1,718,210

                 Lebanon, Oregon Wastewater (Financial Security
                    Assurance Insured)
$  1,000,000           5.700%, 03/01/2020 ...................................    Aaa/AAA     $  1,114,230
                 Portland, Oregon Sewer System (Financial Guaranty
                    Insurance Corporation Insured)
   2,900,000           5.750%, 08/01/2019 ...................................    Aaa/AAA        3,281,611
                 Portland, Oregon Sewer System (Financial Security
                    Assurance Insured)
   2,760,000           5.250%, 06/01/2017 ...................................    Aaa/AAA        3,074,254
   3,470,000           5.000%, 06/01/2021 ...................................    Aaa/AAA        3,687,638
                 Portland, Oregon Sewer System
                    (MBIA Corporation Insured)
   2,500,000           5.250%, 06/01/2016 ...................................    Aaa/AAA        2,629,500
                 Portland, Oregon Water System
   7,420,000           5.500%, 08/01/2019 ...................................     Aa1/NR        8,191,086
   1,235,000           5.500%, 08/01/2020 ...................................     Aa1/NR        1,360,600
                 Salem Oregon Water and Sewer (Financial
                    Security Assurance Insured)
   1,000,000           5.375%, 06/01/2015 ...................................    Aaa/AAA        1,154,930
   1,970,000           5.375%, 06/01/2016 ...................................    Aaa/AAA        2,151,614
   3,025,000           5.500%, 06/01/2020 ...................................    Aaa/AAA        3,324,687
                 Sunrise Water Authority, Oregon
                    (Financial Security Assurance Insured)
   1,630,000           5.000%, 03/01/2019 ...................................    Aaa/AAA        1,767,311
   1,350,000           5.250%, 03/01/2024 ...................................    Aaa/AAA        1,450,467
                 Washington County, Oregon Clean Water Services
                    (Financial Guaranty Insurance Corporation Insured)
     995,000           5.000%, 10/01/2013 ...................................    Aaa/AAA        1,095,236
   3,525,000           5.125%, 10/01/2017 ...................................    Aaa/AAA        3,809,291
                 Washington County, Oregon Clean Water Services
                    (MBIA Corporation Insured)
   2,235,000           5.250%, 10/01/2015 ...................................    Aaa/AAA        2,565,065
                 Washington County, Unified Sewer Agency
                    (AMBAC Indemnity Corporation Insured)
     315,000           5.900%, 10/01/2006 ...................................    Aaa/AAA          316,452
                                                                                             ------------
                 Total Water and Sewer Revenue Bonds ........................                  45,778,115
                                                                                             ------------

                OTHER REVENUE BONDS - 1.6%
                Baker County, Oregon Pollution Control  (Ash Grove
                   Cement West Project)  (Small Business
                   Administration Insured)
                      6.300%, 07/01/2005 ...................................     Aaa/NR     $    384,207
$    380,000    Multnomah County, Oregon School District #1J,
                   Special Obligations
                      5.000%, 03/01/2007 ...................................     A2/A-         1,012,930
   1,000,000    Oregon State Department of Administration
                   Services (Lottery Revenue) (Financial Security
                   Assurance Insured)
                      5.750%, 04/01/2014 ...................................    Aaa/AAA        2,289,520
   2,000,000          5.000%, 04/01/2019 ...................................    Aaa/AAA        3,290,557
   3,040,000                                                                                ------------
                Total Other Revenue Bonds ..................................                   6,977,214
                                                                                            ------------
                Total State of Oregon Revenue Bonds ........................                 175,010,340
                                                                                            ------------

                U.S. TERRITORY - 1.3%
                Puerto Rico Municipal Finance Agency (Financial
                   Security Assurance Insured)
                      5.250%, 8/01/2016 ....................................    Aaa/AAA          556,865
     500,000          5.250%, 8/01/2020 ....................................    Aaa/AAA        5,436,950
   5,000,000                                                                                ------------
                Total U.S. Territory Bonds .................................                   5,993,815
                                                                                            ------------

                Total Municipal Bonds (cost $410,261,293**) ................      98.1%      436,475,951
                Other assets less liabilities ..............................       1.9         8,657,748
                                                                                 -----      ------------
                Net Assets .................................................     100.0%     $445,133,699
                                                                                 =====      ============

                (*) Any security not rated (NR) by either rating service has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

                (**)  See note 4.

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------

                AMBAC - American Municipal Bond Assurance Corp.
                LOC   - Letter of Credit
                MBIA  - Municipal Bond Investors Assurance
                NR    - Not Rated

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2004

ASSETS
      Investments at value (cost $410,261,293) .........................................   $436,475,951
      Cash .............................................................................      5,459,940
      Interest receivable ..............................................................      6,068,434
      Receivable for Trust shares sold .................................................        598,364
      Receivable for investment securities sold ........................................         70,000
      Other Assets .....................................................................         20,402
                                                                                           ------------
      Total assets .....................................................................    448,693,091
                                                                                           ------------
LIABILITIES
    Payable for investment securities purchased ........................................      2,591,099
    Dividends payable ..................................................................        324,376
    Payable for Trust shares redeemed ..................................................        272,511
    Distribution and service fees payable ..............................................        158,809
    Management fees payable ............................................................        144,535
    Accrued expenses ...................................................................         68,062
                                                                                           ------------
    Total liabilities ..................................................................      3,559,392
                                                                                           ------------
NET ASSETS .............................................................................   $445,133,699
                                                                                           ============
    Net Assets consist of:
    Capital Stock = Authorized an unlimited number of shares, par value $.01 per share .   $    404,357
    Additional paid=in capital .........................................................    417,639,162
    Net unrealized appreciation on investments (note 4) ................................     26,214,658
    Undistributed net investment income ................................................        670,167
    Accumulated net realized gain on investments .......................................        205,355
                                                                                           ------------
                                                                                           $445,133,699
                                                                                           ============
CLASS A
    Net Assets .........................................................................   $366,700,228
                                                                                           ============
    Capital shares outstanding .........................................................     33,306,315
                                                                                           ============
    Net asset value and redemption price per share .....................................   $      11.01
                                                                                           ============
    Offering price per share (100/96 of $11.01 adjusted to nearest cent) ...............   $      11.47
                                                                                           ============
CLASS C
    Net Assets .........................................................................   $ 41,449,974
                                                                                           ============
    Capital shares outstanding .........................................................      3,768,069
                                                                                           ============
    Net asset value and offering price per share .......................................   $      11.00
                                                                                           ============
    Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
       during the first 12 months after purchase) ......................................   $      11.00*
                                                                                           ============
CLASS Y
    Net Assets .........................................................................   $ 36,983,497
                                                                                           ============
    Capital shares outstanding .........................................................      3,361,278
                                                                                           ============
    Net asset value, offering and redemption price per share ...........................   $      11.00
                                                                                           ============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED SEPTEMBER 30, 2004

INVESTMENT INCOME:
      Interest income ......................................                  $20,856,703

      Management fees (note 3) .............................   $ 1,764,876
      Distribution and service fees (note 3) ...............       970,602
      Transfer and shareholder servicing agent fees ........       235,998
      Trustees' fees and expenses (note 8) .................       143,862
      Shareholders' reports and proxy statements ...........        87,116
      Legal fees ...........................................        82,970
      Registration fees and dues ...........................        39,732
      Custodian fees .......................................        30,556
      Auditing and tax fees ................................        26,750
      Insurance ............................................        24,806
      Miscellaneous ........................................        60,212
                                                               -----------
                                                                 3,467,480
      Expenses paid indirectly (note 6) ....................       (15,234)
                                                               -----------
      Net expenses .........................................                    3,452,246
                                                                              -----------
      Net investment income ................................                   17,404,457

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

      Net realized gain (loss) from securities transactions        208,027
      Change in unrealized appreciation on investments .....    (1,163,128)
                                                               -----------

      Net realized and unrealized gain (loss) on investments                     (955,101)
                                                                              -----------
      Net change in net assets resulting from operations ...                  $16,449,356
                                                                              ===========

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                  YEAR ENDED          YEAR ENDED
                                                              SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
                                                              ------------------   ------------------
OPERATIONS:
    Net investment income .................................      $  17,404,457       $  16,966,997
    Net realized gain (loss) from securities transactions .            208,027             811,685
    Change in unrealized appreciation on investments ......         (1,163,128)         (2,884,993)
                                                                 -------------       -------------
       Change in net assets resulting from operations .....         16,449,356          14,893,689
                                                                 -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
    Class A Shares:
    Net investment income .................................        (14,426,316)        (14,363,419)
    Net realized gain on investments ......................           (664,014)           (695,373)

    Class C Shares:
    Net investment income .................................         (1,347,210)         (1,129,376)
    Net realized gain on investments ......................            (79,319)            (59,624)

    Class Y Shares:
    Net investment income .................................         (1,532,285)         (1,405,437)
    Net realized gain on investments ......................            (68,645)            (65,668)
                                                                 -------------       -------------
       Change in net assets from distributions ............        (18,117,789)        (17,718,897)
                                                                 -------------       -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
    Proceeds from shares sold .............................         62,381,661          83,776,003
    Reinvested dividends and distributions ................         11,823,400          11,642,913
    Cost of shares redeemed ...............................        (68,900,799)        (53,577,493)
                                                                 -------------       -------------
       Change in net assets from capital share transactions          5,304,262          41,841,423
                                                                 -------------       -------------

       Change in net assets ...............................          3,635,829          39,016,215

NET ASSETS:
    Beginning of period ...................................        441,497,870         402,481,655
                                                                 -------------       -------------
    End of period* ........................................      $ 445,133,699       $ 441,497,870
                                                                 =============       =============

    * Includes undistributed net investment income of:           $     670,167       $     571,521
                                                                 =============       =============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

      Tax-Free Trust of Oregon (the "Trust") is a separate portfolio of The Cascades Trust. The Cascades Trust (the "Business Trust") is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust is a non-diversified portfolio which commenced operations on June 16, 1986 and until April 5, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On January 31, 1998 the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% on the Trust's net assets.

      U.S. Bancorp Asset Management, Inc. (the "Sub-Adviser"), serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18% on the Trust's net assets.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the year ended September 30, 2004, service fees on Class A Shares amounted to $542,073, of which the Distributor retained $23,353.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the year ended September 30, 2004, amounted to $321,397. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the year ended September 30, 2004, amounted to $107,132. The total of these payments made with respect to Class C Shares amounted to $428,529, of which the Distributor retained $63,280.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Oregon, with the bulk of sales commissions inuring to such dealers. For the year ended September 30, 2004, total commissions on sales of Class A Shares amounted to $808,995 of which the Distributor received $149,424.

c) OTHER RELATED PARTY TRANSACTIONS

      For the year ended September 30, 2004 the Trust incurred $80,720 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Trust for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Trust is a Partner of Hollyer Brady Barrett & Hines LLP.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended September 30, 2004, purchases of securities and proceeds from the sales of securities aggregated $53,759,505 and $46,207,790, respectively.

      At September 30, 2004, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $26,698,549, and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $25,102 for a net unrealized appreciation of $26,673,447. The tax cost of the Trust's securities at September 30, 2004 equals $409,802,504.

5. PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers' ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. These amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuer's to pay interest and principal on their obligations.

6. EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances.The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                            YEAR ENDED                       YEAR ENDED
                                        SEPTEMBER 30, 2004               SEPTEMBER 30, 2003
                                    ---------------------------     ---------------------------
                                      SHARES           AMOUNT         SHARES           AMOUNT
                                      ------           ------         ------           ------
CLASS A SHARES:
    Proceeds from shares sold ..     3,946,407     $ 43,343,332      4,290,731     $ 47,160,565
    Reinvested dividends and
       distributions ...........       879,237        9,635,093        881,039        9,639,480
    Cost of shares redeemed ....    (4,179,993)     (45,568,099)    (3,581,928)     (39,235,022)
                                    ----------     ------------     ----------     ------------
       Net change ..............       645,651        7,410,326      1,589,842       17,565,023
                                    ----------     ------------     ----------     ------------
CLASS C SHARES:
    Proceeds from shares sold ..       822,764        9,020,563      2,166,804       23,820,080
    Reinvested dividends and
       distributions ...........        86,491          947,193         71,346          780,271
    Cost of shares redeemed ....    (1,118,216)     (12,179,517)      (588,665)      (6,451,056)
                                    ----------     ------------     ----------     ------------
       Net change ..............      (208,961)      (2,211,761)     1,649,485       18,149,295
                                    ----------     ------------     ----------     ------------
CLASS Y SHARES:
    Proceeds from shares sold ..       909,277       10,017,766      1,167,839       12,795,358
    Reinvested dividends and
       distributions ...........       113,375        1,241,114        111,651        1,223,162
    Cost of shares redeemed ....    (1,023,583)     (11,153,183)      (722,204)      (7,891,415)
                                    ----------     ------------     ----------     ------------
       Net change ..............          (931)         105,697        557,286        6,127,105
                                    ----------     ------------     ----------     ------------
Total transactions in Trust
    shares .....................       435,759     $  5,304,262      3,796,613     $ 41,841,423
                                    ==========     ============     ==========     ============

8. TRUSTEES' FEES AND EXPENSES

      During the fiscal year ended September 30, 2004 there were eleven Trustees, two of whom are affiliated with the Manager and are not paid any trustee fees. Each Trustee's fee paid during the year averaged approximately $10,050 for carrying out responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Trust, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Trust also covers Trustees' expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and outreach meetings of Shareholders. For the fiscal year ended September 30, 2004 such meeting-related expenses averaged approximately $5,925 per Trustee.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. On the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.

      The tax character of distributions:

                                YEAR ENDED SEPTEMBER 30,
                                   2004           2003
                               -----------    -----------
      Net tax-exempt income    $17,297,515    $16,869,800
      Ordinary income                8,296         28,432
      Capital gain                 811,978        820,665
                               -----------    -----------
                               $18,117,789    $17,718,897
                               ===========    ===========

      As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized long term
        capital gain                        $   207,730
      Unrealized appreciation                26,673,447
      Undistributed tax-exempt income           533,377
                                            -----------
                                            $27,414,554
                                            ===========

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to wash sales and premium/discount adjustments.

                            TAX-FREE TRUST OF OREGON
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           CLASS A
                                                  -------------------------------------------------------

                                                                  YEAR ENDED SEPTEMBER 30,
                                                  -------------------------------------------------------
                                                    2004        2003        2002        2001        2000
Net asset value, beginning of period ..........   $ 11.04     $ 11.12     $ 10.72     $ 10.29     $ 10.27
                                                  -------     -------     -------     -------     -------
Income (loss) from investment operations:
    Net investment income + ...................      0.44        0.45        0.48        0.49        0.50
    Net gain (loss) on securities (both
       realized and unrealized) ...............     (0.01)      (0.06)       0.41        0.44        0.02
                                                  -------     -------     -------     -------     -------
    Total from investment operations ..........      0.43        0.39        0.89        0.93        0.52
                                                  -------     -------     -------     -------     -------
Less distributions (note 10):
    Dividends from net investment income ......     (0.44)      (0.45)      (0.47)      (0.49)      (0.50)
    Distributions from capital gains ..........     (0.02)      (0.02)      (0.02)      (0.01)         --
                                                  -------     -------     -------     -------     -------
    Total distributions .......................     (0.46)      (0.47)      (0.49)      (0.50)      (0.50)
                                                  -------     -------     -------     -------     -------
Net asset value, end of period ................   $ 11.01     $ 11.04     $ 11.12     $ 10.72     $ 10.29
                                                  =======     =======     =======     =======     =======
Total return (not reflecting sales charge) ....      3.97%       3.65%       8.59%       9.18%       5.26%
Ratios/supplemental data
    Net assets, end of period (in millions) ...   $   367     $   361     $   345     $   309     $   289
    Ratio of expenses to average net assets ...      0.72%       0.71%       0.71%       0.72%       0.71%
    Ratio of net investment income to average
       net assets .............................      4.02%       4.11%       4.45%       4.62%       4.93%
    Portfolio turnover rate ...................        11%         12%         11%         17%         20%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets .......      0.71%       0.70%       0.69%       0.70%       0.70%

-----------
+ Per share amounts have been calculated using the monthly average shares method.

                 See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                             CLASS C                                     CLASS Y
                                            ------------------------------------------   ------------------------------------------
                                                      YEAR ENDED SEPTEMBER 30,                    YEAR ENDED SEPTEMBER 30,
                                            ------------------------------------------   ------------------------------------------
                                             2004     2003     2002     2001     2000     2004     2003     2002     2001     2000
                                            ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Net asset value, beginning of period .....  $11.03   $11.11   $10.71   $10.28   $10.27   $11.03   $11.11   $10.72   $10.28   $10.27
                                            ------   ------   ------   ------   ------   ------   ------   ------   ------   ------

Income (loss) from investment operations:
  Net investment income + ................    0.35     0.36     0.38     0.39     0.41     0.46     0.47     0.49     0.50     0.52
  Net gain (loss) on securities (both
     realized and unrealized) ............   (0.02)   (0.06)    0.42     0.45     0.02    (0.02)   (0.06)    0.41     0.45     0.01
                                            ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
  Total from investment operations .......    0.33     0.30     0.80     0.84     0.43     0.44     0.41     0.90     0.95     0.53
                                            ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Less distributions (note 10):
  Dividends from net investment income ...   (0.34)   (0.36)   (0.38)   (0.40)   (0.42)   (0.45)   (0.47)   (0.49)   (0.50)   (0.52)
  Distributions from capital gains .......   (0.02)   (0.02)   (0.02)   (0.01)      --    (0.02)   (0.02)   (0.02)   (0.01)      --
                                            ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
  Total distributions ....................   (0.36)   (0.38)   (0.40)   (0.41)   (0.42)   (0.47)   (0.49)   (0.51)   (0.51)   (0.52)
                                            ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Net asset value, end of period ...........  $11.00   $11.03   $11.11   $10.71   $10.28   $11.00   $11.03   $11.11   $10.72   $10.28
                                            ======   ======   ======   ======   ======   ======   ======   ======   ======   ======
Total return (not reflecting sales charge)    3.09%    2.77%    7.67%    8.26%    4.27%    4.13%    3.80%    8.65%    9.45%    5.32%
Ratios/supplemental data
  Net assets, end of period (in millions)   $ 41.4   $ 43.9   $ 25.9   $ 12.7   $  5.8   $ 37.0   $ 37.1   $ 31.2   $ 23.8   $ 20.5
  Ratio of expenses to average net assets     1.57%    1.55%    1.55%    1.56%    1.55%    0.57%    0.56%    0.56%    0.57%    0.56%
  Ratio of net investment income to
     average net assets ..................    3.17%    3.22%    3.56%    3.70%    4.03%    4.17%    4.26%    4.59%    4.76%    5.08%
  Portfolio turnover rate ................      11%      12%      11%      17%      20%      11%      12%      11%      17%      20%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets     1.56%    1.54%    1.54%    1.54%     1.54%   0.56%     0.55%   0.54%    0.55%    0.54%

-----------
+ Per share amounts have been calculated using the monthly average shares method.

                 See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)
INFORMATION ABOUT TRUSTEES AND OFFICERS

                                                                                   NUMBER OF
                             POSITIONS                                             PORTFOLIOS       OTHER DIRECTORSHIPS
                             HELD WITH                                              IN FUND           HELD BY TRUSTEE
NAME,                        TRUST AND           PRINCIPAL                          COMPLEX        (THE POSITION HELD IS
ADDRESS(2)                   LENGTH OF           OCCUPATION(S)                      OVERSEEN       A DIRECTORSHIP UNLESS
AND DATE OF BIRTH            SERVICE(3)          DURING PAST 5 YEARS               BY TRUSTEE       INDICATED OTHERWISE.)
-----------------            -------             -------------------               ----------      ----------------------
INTERESTED TRUSTEES(4)

Lacy B. Herrmann             Founder and         Founder and Chairman of the           7           Director or trustee, Pimco
New York, NY                 Chairman of         Board, Aquila Management                          Advisors VIT, Oppenheimer Quest
(05/12/29)                   the Board of        Corporation, the sponsoring                       Value Funds Group, Oppenheimer
                             Trustees            organization and parent of the                    Small Cap Value Fund,
                             since 1985          Manager or Administrator and/or                   Oppenheimer Midcap Fund, and
                                                 Adviser or Sub-Adviser to each                    Oppenheimer Rochester Group of
                                                 fund of the Aquila(sm) Group of                   Funds.
                                                 Funds,(6) Chairman of the
                                                 Manager or Administrator and/or
                                                 Adviser or Sub-Adviser to each
                                                 since 2004, and Founder,
                                                 Chairman of the Board of
                                                 Trustees, Trustee and
                                                 (currently or until 1998)
                                                 President of each since its
                                                 establishment, beginning in
                                                 1984, except Chairman of the
                                                 Board of Trustees of Hawaiian
                                                 Tax-Free Trust, Pacific Capital
                                                 Cash Assets Trust, Pacific
                                                 Capital Tax-Free Cash Assets
                                                 Trust and Pacific Capital U.S.
                                                 Government Securities Cash
                                                 Assets Trust through 2003,
                                                 Trustee until 2004 and Chairman
                                                 of the Board, Emeritus since
                                                 2004; Director of the
                                                 Distributor since 1981 and
                                                 formerly Vice President or
                                                 Secretary, 1981-1998; Trustee
                                                 Emeritus, Brown University and
                                                 the Hopkins School; active in
                                                 university, school and
                                                 charitable organizations.


                                                                                   NUMBER OF
                             POSITIONS                                             PORTFOLIOS       OTHER DIRECTORSHIPS
                             HELD WITH                                              IN FUND           HELD BY TRUSTEE
NAME,                        TRUST AND           PRINCIPAL                          COMPLEX        (THE POSITION HELD IS
ADDRESS(2)                   LENGTH OF           OCCUPATION(S)                      OVERSEEN       A DIRECTORSHIP UNLESS
AND DATE OF BIRTH            SERVICE(3)          DURING PAST 5 YEARS               BY TRUSTEE       INDICATED OTHERWISE.)
-----------------            -------             -------------------               ----------      ----------------------
Diana P. Herrmann            Trustee since       Vice Chair and Chief Executive        10          None
New York, NY                 1994, President     Officer of Aquila Management
(02/25/58)                   since 1998,         Corporation, Founder of the
                             and Vice Chair      Aquila(sm) Group of Funds and
                             of the Board        parent of Aquila Investment
                             since 2003          Management LLC, Manager since
                                                 2004, President and Chief
                                                 Operating Officer since 1997, a
                                                 Director since 1984, Secretary
                                                 since 1986 and previously its
                                                 Executive Vice President,
                                                 Senior Vice President or Vice
                                                 President, 1986-1997; Chief
                                                 Executive Officer and Vice
                                                 Chair since 2004 and President,
                                                 Chief Operating Officer and
                                                 Manager of the Manager since
                                                 2003; Vice Chair, President,
                                                 Executive Vice President or
                                                 Senior Vice President of funds
                                                 in the Aquila(sm) Group of Funds
                                                 since 1986; Director of the
                                                 Distributor since 1997;
                                                 trustee, Reserve Money-Market
                                                 Funds, 1999-2000 and Reserve
                                                 Private Equity Series,
                                                 1998-2000; Governor, Investment
                                                 Company Institute (2004) and
                                                 head of its Small Funds
                                                 Committee since 2004; active in
                                                 charitable and volunteer
                                                 organizations.

Raymond H. Lung              Trustee since       Retired; trustee, Qualivest            1          None
Portland, OR                 1992                Group of Funds, 1994-1997;
(12/24/26)                                       former Executive Vice President
                                                 and Executive Trust Officer,
                                                 U.S. National Bank of Oregon;
                                                 previously active in bank trade
                                                 organizations and director of
                                                 certain Pacific Northwest
                                                 companies.

John W. Mitchell             Trustee since       Principal of M & H Economic            1          None
Portland, OR                 1999                Consultants; Economist, Western
(07/13/44)                                       Region, for U. S. Bancorp since
                                                 1998; Chief Economist, U.S.
                                                 Bancorp, Portland, Oregon,
                                                 1983-1998; member, Oregon
                                                 Governor's Council of Economic
                                                 Advisors, 1984-1998; Chairman,
                                                 Oregon Governor's Technical
                                                 Advisory Committee for Tax
                                                 Review in 1998.

                                                                                   NUMBER OF
                             POSITIONS                                             PORTFOLIOS       OTHER DIRECTORSHIPS
                             HELD WITH                                              IN FUND           HELD BY TRUSTEE
NAME,                        TRUST AND           PRINCIPAL                          COMPLEX        (THE POSITION HELD IS
ADDRESS(2)                   LENGTH OF           OCCUPATION(S)                      OVERSEEN       A DIRECTORSHIP UNLESS
AND DATE OF BIRTH            SERVICE(3)          DURING PAST 5 YEARS               BY TRUSTEE       INDICATED OTHERWISE.)
-----------------            -------             -------------------               ----------      ----------------------
NON-INTERESTED TRUSTEES      Trustee since       Director, Romney Institute of         4           None
                             2002                Public Management, Marriott
Gary C. Cornia                                   School of Management, Brigham
Orem, UT                                         Young University, 2004 -
(06/24/48)                                       present; Professor, Marriott
                                                 School of Management, 1980 -
                                                 present; Past President, the
                                                 National Tax Association; Chair
                                                 of the Executive Committee, the
                                                 International Center for Land
                                                 Policy Studies and Training
                                                 Institute, Taipei, Taiwan;
                                                 formerly Senior Visiting
                                                 Fellow, Lincoln Institute of
                                                 Land Policy, 2002-2003;
                                                 Associate Dean, Marriott School
                                                 of Management, Brigham Young
                                                 University, 1991-2000; Chair,
                                                 Utah Governor's Tax Review
                                                 Committee, 1993-2002; member,
                                                 Governor's Tax Review Committee
                                                 since 2003; Faculty Associate,
                                                 the Land Reform Training
                                                 Institute, Taipei, Taiwan and
                                                 The Lincoln Institute of Land
                                                 Policy, Cambridge,
                                                 Massachusetts.

James A. Gardner             Trustee since       President, Gardner Associates,        1           None
Terrebonne, OR               1986                an investment and real estate
(07/06/43)                                       firm, since 1989; Partner, the
                                                 Canyons Ranch, a real estate
                                                 firm, since 1991; President
                                                 Emeritus, Lewis and Clark
                                                 College and Law School;
                                                 director, Oregon High Desert
                                                 Museum since 1989, Vice
                                                 Chairman since 2002; active in
                                                 civic, business, educational
                                                 and church organizations in
                                                 Oregon.

Edmund P. Jensen             Trustee since       President and CEO, VISA               1           BMG-Seltec, a
Portland, OR                 2003                International, 1994-1999;                         software company
(4/13/37)                                        director: Phoenix Technologies,
                                                 a Tech/BIOS company, 2000 -
                                                 present; Corillian Corp., a
                                                 banking software company, 2000
                                                 - 2002; Trintech, a payment
                                                 software company, 1999 - 2002.

                                                                                   NUMBER OF
                             POSITIONS                                             PORTFOLIOS       OTHER DIRECTORSHIPS
                             HELD WITH                                              IN FUND           HELD BY TRUSTEE
NAME,                        TRUST AND           PRINCIPAL                          COMPLEX        (THE POSITION HELD IS
ADDRESS(2)                   LENGTH OF           OCCUPATION(S)                      OVERSEEN       A DIRECTORSHIP UNLESS
AND DATE OF BIRTH            SERVICE(3)          DURING PAST 5 YEARS               BY TRUSTEE       INDICATED OTHERWISE.)
-----------------            -------             -------------------               ----------      ----------------------
Patricia L. Moss             Trustee since       President and Chief Executive         1           Cascade Bancorp and Bank of
Bend, OR                     2002                Officer, Cascade Bancorp & Bank                   the Cascades; MDU Resources
(07/23/53)                                       of the Cascades since 1998, and                   Group Inc.
                                                 Executive Vice President &
                                                 director, Chief Financial
                                                 Officer, Chief Operating
                                                 Officer, 1987-1998; active in
                                                 community and educational
                                                 organizations.

Ralph R. Shaw                Trustee since       President, Shaw Management            1           Schnitzer Steel Industries,
Portland, OR                 2000                Company, an investment                            Inc., Magni Systems, Inc.,
(08/23/38)                                       counseling firm, since 1980,                      Severon Corporation (formerly
                                                 General Partner, Shaw Venture                     Micromonitors, Inc.), Integra
                                                 Partners since 1983, Shaw                         Telecom, Inc. (formerly OGIT
                                                 Venture Partners II since 1987                    Communications, Inc.), LaTIS,
                                                 and Shaw Venture Partners III                     Inc., Telestream, Inc., BMG
                                                 since 1994 (US Bancorp, parent                    Seltec Corp.
                                                 of the Sub-Adviser, is a
                                                 limited partner in the last
                                                 three ventures).

Nancy Wilgenbusch            Trustee since       President, Marylhurst                 1           Chair, Oregon Regional Advisory
Marylhurst, OR               2002                University since 1984; member,                    Board for PacifiCorp; West
(09/17/47)                                       Ethics Committee of the                           Coast Bank's Board; director,
                                                 American Institute of Certified                   Cascade Corporation, a leading
                                                 Public Accountants; former                        international manufacturer of
                                                 Chair, Portland Branch of the                     lift truck attachments.
                                                 Federal Reserve Bank of San
                                                 Francisco; active board member
                                                 of a number of civic
                                                 organizations.

OFFICERS

Charles E. Childs, III       Executive Vice      Executive Vice President of all       N/A         N/A
New York, NY                 President since     funds in the Aquila(sm) Group of
(04/01/57)                   2003                Funds and the Manager since
                                                 2003; Senior Vice President,
                                                 corporate development, formerly
                                                 Vice President, Assistant Vice
                                                 President and Associate of the
                                                 Manager's parent since 1987;
                                                 Senior Vice President, Vice
                                                 President or Assistant Vice
                                                 President of the Aquila
                                                 Money-Market Funds, 1988-2003.

                                                                                   NUMBER OF
                             POSITIONS                                             PORTFOLIOS       OTHER DIRECTORSHIPS
                             HELD WITH                                              IN FUND           HELD BY TRUSTEE
NAME,                        TRUST AND           PRINCIPAL                          COMPLEX        (THE POSITION HELD IS
ADDRESS(2)                   LENGTH OF           OCCUPATION(S)                      OVERSEEN       A DIRECTORSHIP UNLESS
AND DATE OF BIRTH            SERVICE(3)          DURING PAST 5 YEARS               BY TRUSTEE       INDICATED OTHERWISE.)
-----------------            -------             -------------------               ----------      ----------------------
James M. McCullough          Senior Vice         Senior Vice President or Vice         N/A         N/A
Portland, OR (06/11/45)      President           President of Aquila Rocky
                             since 1999          Mountain Equity Fund and four
                                                 Aquila Bond Funds; Senior Vice
                                                 President of the Distributor
                                                 since 2000; Director of Fixed
                                                 Income Institutional Sales,
                                                 CIBC Oppenheimer & Co. Inc.,
                                                 Seattle, WA, 1995-1999.

Jerry G. McGrew              Senior Vice         President of the Distributor          N/A         N/A
New York, NY                 President           since 1998, Registered
(06/18/44)                   since 2002          Principal since 1993, Senior
                                                 Vice President, 1997-1998 and
                                                 Vice President, 1993-1997;
                                                 Senior Vice President, Aquila
                                                 Rocky Mountain Equity Fund and
                                                 five Aquila Bond Funds since
                                                 1995; Vice President, Churchill
                                                 Cash Reserves Trust, 1995-2001.

Sally J. Church              Vice President      Vice President, Tax-Free Trust        N/A         N/A
Portland, OR                 since 2002          of Oregon since 2002 and
(10/17/48)                                       1989-1997; retired, 1997-2002;
                                                 Vice President of Aquila
                                                 Cascadia Equity Fund,
                                                 1996-1997.

Christine L. Neimeth         Vice President      Vice President of Aquila Rocky        N/A         N/A
Portland, OR                 since 1998          Mountain Equity Fund and
(02/10/64)                                       Tax-Free Trust of Oregon;
                                                 Management Information Systems
                                                 consultant, Hillcrest Ski and
                                                 Sport, 1997; Institutional
                                                 Municipal Bond Salesperson,
                                                 Pacific Crest Securities, 1996;
                                                 active in college alumni and
                                                 volunteer organizations.

Robert W. Anderson           Chief Compliance    Chief Compliance Officer of the       N/A         N/A
New York, NY                 Officer since       Trust, the Manager and the
(08/23/40)                   2004 and            Distributor since 2004,
                             Assistant           Compliance Officer of the
                             Secretary           Manager or its predecessor and
                             since 2000          current parent since 1998 and
                                                 Assistant Secretary of the
                                                 Aquila(sm) Group of Funds since
                                                 2000; Consultant, The Wadsworth
                                                 Group, 1995-1998.

Joseph P. DiMaggio           Chief Financial     Chief Financial Officer of the        N/A         N/A
New York, NY                 Officer since       Aquila(sm) Group of Funds since
(11/06/56)                   2003 and            2003 and Treasurer since 2000;
                             Treasurer           Controller, Van Eck Global
                             since 2000          Funds, 1993-2000.

                                                                                   NUMBER OF
                             POSITIONS                                             PORTFOLIOS       OTHER DIRECTORSHIPS
                             HELD WITH                                              IN FUND           HELD BY TRUSTEE
NAME,                        TRUST AND           PRINCIPAL                          COMPLEX        (THE POSITION HELD IS
ADDRESS(2)                   LENGTH OF           OCCUPATION(S)                      OVERSEEN       A DIRECTORSHIP UNLESS
AND DATE OF BIRTH            SERVICE(3)          DURING PAST 5 YEARS               BY TRUSTEE       INDICATED OTHERWISE.)
-----------------            -------             -------------------               ----------      ----------------------
Edward M. W. Hines           Secretary           Partner, Hollyer Brady Barrett        N/A         N/A
New York, NY                 since 1985          & Hines LLP, legal counsel to
(12/16/39)                                       the Trust, since 1989;
                                                 Secretary of the Aquila(sm) Group
                                                 of Funds.

John M. Herndon              Assistant           Assistant Secretary of the            N/A         N/A
New York, NY                 Secretary           Aquila(sm) Group of Funds since
(12/17/39)                   since 1995          1995 and Vice President of the
                                                 three Aquila Money-Market Funds
                                                 since 1990; Vice President of
                                                 the Manager or its predecessor
                                                 and current parent since 1990.

Lori A. Vindigni             Assistant           Assistant Treasurer of the            N/A         N/A
New York, NY                 Treasurer           Aquila(sm) Group of Funds since
(11/02/66)                   since 2000          2000; Assistant Vice President
                                                 of the Manager or its
                                                 predecessor and current parent
                                                 since 1998; Fund Accountant for
                                                 the Aquila(sm) Group of Funds,
                                                 1995-1998.

David B. Frohnmayer(7)       Trustee             President, University of Oregon       N/A         N/A
Eugene, OR                   Emeritus            since 1994; former Dean of the
(07/09/40)                   since 2003          University of Oregon Law School
                                                 and former Attorney General of
                                                 the State of Oregon; Trustee,
                                                 Tax-Free Trust of Oregon,
                                                 1997-2003.

--------------

(1)  The  Trust's  Statement  of  Additional   Information  includes  additional
information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Tax-Free Trust of Oregon, 380 Madison Avenue, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Does not include funds that are currently inactive.

(5) Mr. Herrmann and Ms. Herrmann are interested persons of the Trust, as that term is defined in the 1940 Act, as officers of the Trust and through their affiliations with both the Manager and the Distributor. Each is also an interested person as a member of the immediate family of the other. Mr. Lung and Mr. Mitchell are interested persons as security holders of the Sub-Adviser's parent.

(6) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 11 funds are called the "Aquila(sm) Group of Funds."

(7) As of Decmeber 7, 2003, Mr. Frohnmayer ceased to be a Trustee of the Trust. A Trustee Emeritus may attend Trustee meetings but has no voting power.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on April 1, 2004 and held for the six months ended September 30, 2004.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004

                  ACTUAL
               TOTAL RETURN       BEGINNING       ENDING          EXPENSES
                  WITHOUT         ACCOUNT         ACCOUNT       PAID DURING
             SALES CHARGES(1)       VALUE          VALUE        THE PERIOD(2)
-------------------------------------------------------------------------------
Class A           1.37%          $1,000.00      $1,013.70            $3.57
-------------------------------------------------------------------------------
Class C           0.95%          $1,000.00      $1,009.50            $7.84
-------------------------------------------------------------------------------
Class Y           1.36%          $1,000.00      $1,013.60            $2.82
-------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.71%, 1.56% AND 0.56% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of the applicable sales charges or contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004

                HYPOTHETICAL
                 ANNUALIZED      BEGINNING          ENDING         EXPENSES
                    TOTAL         ACCOUNT          ACCOUNT        PAID DURING
                   RETURN          VALUE            VALUE        THE PERIOD(1)
--------------------------------------------------------------------------------
Class A            5.00%         $1,000.00         $1,021.45         $3.59
--------------------------------------------------------------------------------
Class C            5.00%         $1,000.00         $1,017.20         $7.87
--------------------------------------------------------------------------------
Class Y            5.00%         $1,000.00         $1,022.20         $2.83
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.71%, 1.56% AND 0.56% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

      The Annual Meeting of Shareholders of Tax-Free Trust of Oregon (the "Trust") was held on May 3, 2004. The holders of shares representing 84% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for are presented below).

1. To elect Trustees.

           Number of Votes:

           TRUSTEE                   FOR                     WITHHELD
           -------                   ---                     --------

           Lacy B. Herrmann          33,504,181              270,074
           Gary C. Cornia            33,522,791              251,463
           James A. Gardner          33,521,187              253,068
           Diana P. Herrmann         33,493,387              280,868
           Edmund P. Jensen          33,537,998              236,257
           Raymond H. Lung           33,527,705              246,550
           John W. Mitchell          33,536,580              237,674
           Patricia L. Moss          33,543,396              230,859
           Ralph R. Shaw             33,513,271              260,984
           Nancy Wilgenbusch         33,522,639              251,616

2. To ratify the selection of KPMG LLP as the Trust's independent registered public accounting firm.

           Number of Votes:

           FOR                       AGAINST                  ABSTAIN
           ---                       -------                  -------

           33,155,486                60,035                   558,733

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila(sm) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. You should know, however, that we prepare, and have available, portfolio listings at the end of each quarter.

      Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the fiscal year ended September 30, 2004, $17,297,515 of dividends paid by Tax-Free Trust of Oregon, constituting 95.47% of total dividends paid during fiscal 2004, were exempt-interest dividends; $811,978 of dividends paid by the Trust constituting 4.48% of total dividends paid during the fiscal year were capital gain distributions; and the balance was ordinary dividend income.

      Prior to January 31, 2005, shareholders will be mailed IRS Form 1099-DIV which will contain information on the status of distributions paid for the 2004 CALENDAR YEAR.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD. The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2004 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRIVACY NOTICE (UNAUDITED)

                            TAX-FREE TRUST OF OREGON

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Trust we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to us, such as the Trust's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                           AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all nonpublic information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

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FOUNDER

  AQUILA MANAGEMENT CORPORATION

MANAGER

  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER

  U.S. BANCORP ASSET MANAGEMENT, INC.
  555 S.W. Oak Street
  U.S. Bancorp Tower
  Portland, Oregon 97204

BOARD OF TRUSTEES

  Lacy B. Herrmann, Chairman
  Gary C. Cornia
  James A. Gardner
  Diana P. Herrmann
  Edmund P. Jensen
  Raymond H. Lung
  John W. Mitchell
  Patricia L. Moss
  Ralph R. Shaw
  Nancy Wilgenbusch

OFFICERS

  Diana P. Herrmann, Vice Chair and President
  James M. McCullough, Senior Vice President
  Sally J. Church, Vice President
  Christine L. Neimeth, Vice President
  Joseph P. DiMaggio, Chief Financial Officer
    and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR

  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT

  PFPC Inc.
  760 Moore Road
  King of Prussia, Pennsylvania 19406

CUSTODIAN

  BANK ONE TRUST COMPANY, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  KPMG LLP
  757 Third Avenue
  New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.



ITEM 2.  CODE OF ETHICS.

(a) As of September 30, 2004 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various areas, including the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $20,700 in 2004 and $20,100 in 2003.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $8,100 and $10,067 in 2004 and 2003, respectively, for return preparation.

d) All Other Fees - There were no additional fees plaid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT 	INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial
Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.



SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF OREGON

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board
December 6, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Vice Chair, Trustee and President
December 6, 2004


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer
December 6, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board
December 6, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
Vice Chair, Trustee and President
December 6, 2004

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 6, 2004







TAX-FREE TRUST OF OREGON

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2)	Certifications of principal executive officer
and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.